RESTRICTED CASH EQUIVALENTS AND MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
RESTRICTED CASH EQUIVALENTS AND MARKETABLE SECURITIES
Amount of specific security collateralized by a charge in connection with obligations arising from an arrangement		$ 302	$ 590
Amount of specific security collateralized by a charge in relation to credit limits on the entity's credit cards		72	54
Components of restricted cash equivalents and marketable securities
Cash equivalents		302
Marketable securities	285	72	644
Total restricted cash equivalents and marketable securities		374	644
Less: Current portion	(285)	(302)	(295)
Non-current portion	$ 78	$ 72	$ 349